Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Jan. 31, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Dreyfus Diversified International Fund | Class A
Risk/Return:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Risk/Return:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Risk/Return:
Trading Symbol	DFPIX
Dreyfus Satellite Alpha Fund | Class A
Risk/Return:
Trading Symbol	DSAAX
Dreyfus Satellite Alpha Fund | Class C
Risk/Return:
Trading Symbol	DSACX
Dreyfus Satellite Alpha Fund | Class I
Risk/Return:
Trading Symbol	DSAIX